Intangible assets (Details) - EUR (€) € in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Ending balance		€ 6,041
Net book value		5,184	€ 5,350
Completed development technology [member]
IfrsStatementLineItems [Line Items]
Net book value		2,145	2,641
Product development in progress [member]
IfrsStatementLineItems [Line Items]
Net book value		1,015	717
Intellectual property and patents registration [member]
IfrsStatementLineItems [Line Items]
Net book value		1,911	1,911
Software [member]
IfrsStatementLineItems [Line Items]
Net book value		113	81
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance		5,703	3,852
Additions - other	[1]	338	1,851
Transfers during the year
Ending balance			5,703
Gross carrying amount [member] | Completed development technology [member]
IfrsStatementLineItems [Line Items]
Beginning balance		2,971
Additions - other	[1]		37
Transfers during the year			2,934
Ending balance		2,971	2,971
Gross carrying amount [member] | Product development in progress [member]
IfrsStatementLineItems [Line Items]
Beginning balance		717	1,918
Additions - other	[1]	298	1,733
Transfers during the year			(2,934)
Ending balance		1,015	717
Gross carrying amount [member] | Intellectual property and patents registration [member]
IfrsStatementLineItems [Line Items]
Beginning balance		1,911	1,911
Additions - other	[1]
Transfers during the year
Ending balance		1,911	1,911
Gross carrying amount [member] | Software [member]
IfrsStatementLineItems [Line Items]
Beginning balance		104	23
Additions - other	[1]	40	81
Transfers during the year
Ending balance		144	104
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance		(353)	(5)
Amortisation charge		(504)	(348)
Ending balance		(857)	(353)
Accumulated depreciation and amortisation [member] | Completed development technology [member]
IfrsStatementLineItems [Line Items]
Beginning balance		(330)
Amortisation charge		(496)	(330)
Ending balance		(826)	(330)
Accumulated depreciation and amortisation [member] | Product development in progress [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Amortisation charge
Ending balance
Accumulated depreciation and amortisation [member] | Intellectual property and patents registration [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Amortisation charge
Ending balance
Accumulated depreciation and amortisation [member] | Software [member]
IfrsStatementLineItems [Line Items]
Beginning balance		(23)	(5)
Amortisation charge		(8)	(18)
Ending balance		€ (31)	€ (23)

[1]	The additions relate to materials acquired during the period for the purpose of developing our HEVO technology.